                          ^-- FORM 13F COVER PAGE --^
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: JUNE 30, 2004 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:    SELZ CAPITAL, LLC
 Address: 600 FIFTH AVENUE (25TH FLOOR)
          NEW YORK NY 10020
 Form 13F File Number:  28-028-10873

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
 Person Signing this Report on Behalf of Reporting Manager:
 Name:  BERNARD SELZ
 Title: MANAGING MEMBER
 Phone: (212) 218-8271
 Signature, Place, and Date of Signing: NEW YORK, NY   JULY 14, 2004
 [Signature]              [City, State]                   [Date]
 Report Type (Check only one.):
 [X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
 [ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this
     report and a portion are reported by other reporting
     manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-       --                           --
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:             0
 Form 13F Information Table Entry Total:       49
 Form 13F Information Table Value Total: $201,073
                                         (thousands)
 List of Other Included Managers:
 Provide a numbered list of the name(s) and Form 13F file
 number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
     No.       Form 13F File Number          Name
               28-                                     NONE
     ----      ---------------------          ----------------------
     [Repeat as necessary.]
                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF               VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER           VOTING AUTHORITY
          ISSUER           CLASS      CISIP    (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE      SHARED     NONE
--------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES LTD    ORD        G04074103    1,705     100,000     SH        SOLE        --       100,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD     COM        G3223R108    6,429      80,000     SH        SOLE        --        80,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
GOLAR LNG LTD BERMUDA    SHS        G9456A100    2,037     130,000     SH        SOLE        --       130,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
MILLICOM INTL CELLULAR
   S A                   SHS        L6388F110   28,670   1,311,544     SH        SOLE        --     1,125,844    --      185,700
--------------------------------------------------------------------------------------------------------------------------------
BANCO LATINOAMERICANO
   DE EXP                CL E       P16994132    3,136     200,000     SH        SOLE        --       200,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
ADVANCE AUTO PARTS INC   COM        00751Y106      442      10,000     SH        SOLE        --            --    --       10,000
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCE RES PARTNER     UT LTD
   L P                   PART       01877R108    1,866      40,000     SH        SOLE        --        40,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
   CORPORATION           COM        060505104      770       9,100     SH        SOLE        --         1,000    --        8,100
--------------------------------------------------------------------------------------------------------------------------------
CAMBIOR INC              COM        13201L103      530     200,000     SH        SOLE        --       200,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
CANTEL MEDICAL CORP      COM        138098108    1,616      75,000     SH        SOLE        --        75,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL AUTOMOTIVE REIT  COM SH
                         BEN INT    139733109   12,671     432,000     SH        SOLE        --       260,000    --      172,000
--------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP              COM        152312104    3,203      70,000     SH        SOLE        --        70,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA LABS INC        COM        197779101      235      68,000     SH        SOLE        --        68,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC  COM        204912109    3,928     140,000     SH        SOLE        --       140,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
CRAY INC                 COM        225223106    3,813     576,000     SH        SOLE        --       566,000    --       10,000
--------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP   COM        228227104    1,227      83,195     SH        SOLE        --        83,195    --           --
--------------------------------------------------------------------------------------------------------------------------------
CROWN HOLDINGS INC       COM        228368106    8,475     850,000     SH        SOLE        --       700,000    --      150,000
--------------------------------------------------------------------------------------------------------------------------------
DOBSON COMMUNICATIONS
   CORP                  CL A       256069105      164      50,400     SH        SOLE        --            --    --       50,400
--------------------------------------------------------------------------------------------------------------------------------
DONNELLEY R R & SONS CO  COM        257867101    2,957      89,550     SH        SOLE        --        66,750    --       22,800
--------------------------------------------------------------------------------------------------------------------------------
EPIQ SYS INC             COM        26882D109    3,698     255,000     SH        SOLE        --       250,000    --        5,000
--------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP             DBCV       28336LAC3      958   2,000,000     PRN       SOLE        --     2,000,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   SPONS ADR  338488109    1,232      50,000     SH        SOLE        --        50,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER
   & GO                  CL B       35671D857    4,906     148,000     SH        SOLE        --       148,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE & RUBR CO  COM        382550101    3,182     350,000     SH        SOLE        --       350,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
GRIFFON CORP             COM        398433102    2,228     100,000     SH        SOLE        --       100,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
HARMONY GOLD MNG LTD     SPONS ADR  413216300    1,271     120,000     SH        SOLE        --       120,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO       COM        428236103    4,988     236,400     SH        SOLE        --       205,000    --       31,400
--------------------------------------------------------------------------------------------------------------------------------
HIGHLAND HOSPITALITY
   CORP                  COM        430141101    2,613     260,000     SH        SOLE        --       200,000    --       60,000
--------------------------------------------------------------------------------------------------------------------------------
IDT CORP                 CL B       448947309      535      29,000     SH        SOLE        --        29,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC           COM        45031U101    7,652     191,300     SH        SOLE        --       131,500    --       59,800
--------------------------------------------------------------------------------------------------------------------------------
ISHARES INC              MSCI
                         JAPAN      464286848   11,682   1,100,000     SH        SOLE        --     1,100,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
KEY ENERGY SVCS INC      COM        492914106    6,974     738,800     SH        SOLE        --       554,500    --      184,300
--------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN
   MANAGEMENT LLC        SHS        49455U100    4,466     121,456     SH        SOLE        --       121,456    --           --
--------------------------------------------------------------------------------------------------------------------------------
NBTY INC                 COM        628782104    5,878     200,000     SH        SOLE        --       200,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP      COM        651639106    1,163      30,000     SH        SOLE        --        30,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
PARTY CITY CORP          COM        702145103      267      21,400     SH        SOLE        --        21,400    --           --
--------------------------------------------------------------------------------------------------------------------------------
PETROKAZAKHSTAN INC      COM        71649P102    3,262     120,000     SH        SOLE        --       100,000    --       20,000
--------------------------------------------------------------------------------------------------------------------------------
PRECISION DRILLING CORP  COM        74022D100    1,434      30,000     SH        SOLE        --        30,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
REGISTER COM INC         COM        75914G101    1,645     276,000     SH        SOLE        --       276,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS CORP  COM        78388J106      445     100,000     SH        SOLE        --       100,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
SEA CONTAINERS LTD       CL A       811371707    2,594     148,000     SH        SOLE        --       148,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
SPORTS AUTH INC NEW      COM        84917U109    3,231      90,000     SH        SOLE        --        90,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
SUN HEALTHCARE GROUP
   INC                   COM        866933401      855      95,000     SH        SOLE        --        95,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
TALISMAN ENERGY INC      COM        87425E103    6,549     300,000     SH        SOLE        --       300,000    --           --
--------------------------------------------------------------------------------------------------------------------------------
TESCO CORP               COM        88157K101   15,722   1,938,725     SH        SOLE        --     1,703,725    --      235,000
--------------------------------------------------------------------------------------------------------------------------------
3-D SYS CORP DEL         COM        88554D205    6,361     556,000     SH        SOLE        --       462,900    --       93,100
--------------------------------------------------------------------------------------------------------------------------------
VENTAS INC               COM        92276F100    6,683     286,200     SH        SOLE        --       144,000    --      142,200
--------------------------------------------------------------------------------------------------------------------------------
WHEATON RIV MINERALS
   LTD                   COM        962902102    4,209   1,500,000     SH        SOLE        --     1,350,000    --      150,000
--------------------------------------------------------------------------------------------------------------------------------
WHEATON RIV MINERALS
   LTD                   WARRANTS   962902177      516     312,500     SH        SOLE        --       250,000    --       62,500
--------------------------------------------------------------------------------------------------------------------------------
                                               201,073
--------------------------------------------------------------------------------------------------------------------------------